Real Estate and Other Assets Acquired in Settlement of Loans (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate [Abstract]
Consumer mortgage loans in process of foreclosure	$ 162,000	$ 390,000